Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000150640_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Real Estate Equity Central Fund
C000150640_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000150640_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,108
C000150640_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,344
C000150640_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,805
C000150640_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,235
C000150640_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,638
C000150640_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,191
C000150640_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,654
C000150640_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,226
C000150640_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,357
C000150640_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,723
C000150640_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE® NAREIT® Equity REITs Index
C000150640_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000150640_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,986
C000150640_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,066
C000150640_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,524
C000150640_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,831
C000150640_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,137
C000150640_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,675
C000150640_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,939
C000150640_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,355
C000150640_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,342
C000150640_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,959
C000150640_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000150640_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000150640_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,543
C000150640_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,691
C000150640_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	16,143
C000150640_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,830
C000150640_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,380
C000150640_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,194
C000150640_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,296
C000150640_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,900
C000150640_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,315
C000150640_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	41,530
C000059267_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® International Equity Central Fund
C000059267_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059267_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,695
C000059267_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,784
C000059267_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,079
C000059267_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,052
C000059267_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,476
C000059267_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,590
C000059267_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,532
C000059267_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,020
C000059267_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,969
C000059267_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,373
C000059267_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA (Linked 10/1/2015) Index
C000059267_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059267_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000059267_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,777
C000059267_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,148
C000059267_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,054
C000059267_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,102
C000059267_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,608
C000059267_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,665
C000059267_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,740
C000059267_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,719
C000059267_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,945
C000059267_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
C000059267_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059267_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,739
C000059267_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,777
C000059267_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,148
C000059267_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,054
C000059267_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,102
C000059267_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,608
C000059267_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,665
C000059267_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,740
C000059267_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,719
C000059267_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,945
C000023055_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Floating Rate Central Fund
C000023055_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023055_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,595
C000023055_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,207
C000023055_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,840
C000023055_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,337
C000023055_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,388
C000023055_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,502
C000023055_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,234
C000023055_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,041
C000023055_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,525
C000023055_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,716
C000023055_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar® LSTA® US Performing Loans
C000023055_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023055_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,570
C000023055_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,144
C000023055_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,754
C000023055_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,107
C000023055_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,271
C000023055_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,353
C000023055_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,005
C000023055_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,746
C000023055_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,202
C000023055_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,342
C000023055_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Bond Index
C000023055_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000023055_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,611
C000023055_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,713
C000023055_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,606
C000023055_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,674
C000023055_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,454
C000023055_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,479
C000023055_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,617
C000023055_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,788
C000023055_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,090
C000023055_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,502
C000071391_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Emerging Markets Equity Central Fund
C000071391_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071391_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,951
C000071391_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,886
C000071391_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,261
C000071391_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,005
C000071391_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,362
C000071391_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,694
C000071391_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,873
C000071391_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,969
C000071391_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,087
C000071391_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,471
C000071391_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Emerging Markets Equity Central Fund Linked Index℠
C000071391_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071391_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,682
C000071391_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,312
C000071391_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,189
C000071391_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,942
C000071391_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,253
C000071391_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	17,940
C000071391_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,899
C000071391_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,413
C000071391_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,169
C000071391_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,312
C000071391_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000071391_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000071391_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,682
C000071391_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,312
C000071391_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,201
C000071391_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,919
C000071391_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,388
C000071391_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,192
C000071391_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,080
C000071391_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,615
C000071391_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,424
C000071391_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 21,611